Related Party Balances and Transactions - Summary of Related party balances (Detail) - CAD ($)	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Detailed Information About Due From Related Party [Line Items]
Related party balances	$ 0	$ 24,280
Prepaid Professional Fees	0	5,815
Due from the Chief Executive Officer ("CEO") and Director
Disclosure Of Detailed Information About Due From Related Party [Line Items]
Related party balances	0	18,722
Due from the Chief Research and Development Officer ("CRADO"), and Director
Disclosure Of Detailed Information About Due From Related Party [Line Items]
Related party balances	0	5,558
Due to the former Chief Financial Officer ("former CFO"), included in accounts payable and accrued liabilities
Disclosure Of Detailed Information About Due From Related Party [Line Items]
Related party balances	$ 0	$ 3,413